COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.45

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	4350106522			XXXX	Final Reviewed QM Status	diligenceFinalLookPage	ATR/QM: Exempt	Non-QM: Lender documented all ATR UW factors	DSCR is ATR/QM Exempt
XXXX	4350106524			XXXX	Final Reviewed QM Status	diligenceFinalLookPage	ATR/QM: Exempt	Non-QM: Lender documented all ATR UW factors	DSCR loans are Exempt